Securities - Summary of Residual Term to Contractual Maturity of Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 53,968	$ 46,196
Securities measured at amortized cost	31,800	20,115
Equity securities designated at FVOCI	585	602
Securities mandatorily measured and designated at FVTPL	62,693	54,397
Total financial securities	149,046	121,310
Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	11,409	10,851
Securities measured at amortized cost	790	582
Securities mandatorily measured and designated at FVTPL	$ 11,655	$ 7,203
Debt securities measured at FVOCI, yield	0.60%	1.70%
Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 15,315	$ 12,271
Securities measured at amortized cost	11,072	6,748
Securities mandatorily measured and designated at FVTPL	$ 9,783	$ 8,262
Debt securities measured at FVOCI, yield	1.00%	1.90%
U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 12,596	$ 9,371
Securities measured at amortized cost	10,968	5,927
Securities mandatorily measured and designated at FVTPL	$ 5,596	$ 5,074
Debt securities measured at FVOCI, yield	0.70%	2.00%
Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,861	$ 5,336
Securities measured at amortized cost	551	660
Securities mandatorily measured and designated at FVTPL	$ 1,974	$ 1,139
Debt securities measured at FVOCI, yield	0.80%	2.50%
Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,368	$ 2,699
Securities measured at amortized cost	3,954	3,616
Securities mandatorily measured and designated at FVTPL	$ 1,582	$ 1,175
Debt securities measured at FVOCI, yield	1.40%	2.40%
Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 195	$ 47
Securities measured at amortized cost	662	463
Securities mandatorily measured and designated at FVTPL	$ 571	$ 1,218
Debt securities measured at FVOCI, yield	1.80%	2.40%
Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 6,224	$ 5,621
Securities measured at amortized cost	3,803	2,119
Securities mandatorily measured and designated at FVTPL	$ 3,550	$ 3,783
Debt securities measured at FVOCI, yield	0.70%	2.40%
Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 53,968	$ 46,196
Securities mandatorily measured and designated at FVTPL	34,711	27,854
Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	42	46
Securities mandatorily measured and designated at FVTPL	27,982	26,523
Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	543	556
Securities mandatorily measured and designated at FVTPL		20
Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	585	602
Securities mandatorily measured and designated at FVTPL	27,982	$ 26,543
Within 1 year [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,719
Total financial securities	23,717
Within 1 year [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,361
Securities measured at amortized cost	133
Securities mandatorily measured and designated at FVTPL	$ 3,996
Debt securities measured at FVOCI, yield	0.50%
Within 1 year [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 330
Securities measured at amortized cost	452
Securities mandatorily measured and designated at FVTPL	$ 1,037
Debt securities measured at FVOCI, yield	0.40%
Within 1 year [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 7,290
Securities measured at amortized cost	551
Securities mandatorily measured and designated at FVTPL	$ 269
Debt securities measured at FVOCI, yield	0.50%
Within 1 year [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 3,060
Securities measured at amortized cost	92
Securities mandatorily measured and designated at FVTPL	$ 1,230
Debt securities measured at FVOCI, yield	0.60%
Within 1 year [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 81
Securities measured at amortized cost	259
Securities mandatorily measured and designated at FVTPL	$ 108
Debt securities measured at FVOCI, yield	0.20%
Within 1 year [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 143
Within 1 year [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	2,211
Securities measured at amortized cost	232
Securities mandatorily measured and designated at FVTPL	$ 882
Debt securities measured at FVOCI, yield	0.60%
Within 1 year [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 14,333
Securities mandatorily measured and designated at FVTPL	7,665
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	20,080
Total financial securities	65,474
Later than one year and not later than five years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	9,745
Securities measured at amortized cost	619
Securities mandatorily measured and designated at FVTPL	$ 4,073
Debt securities measured at FVOCI, yield	0.60%
Later than one year and not later than five years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 10,853
Securities measured at amortized cost	4,518
Securities mandatorily measured and designated at FVTPL	$ 1,784
Debt securities measured at FVOCI, yield	0.90%
Later than one year and not later than five years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 5,306
Securities measured at amortized cost	9,551
Securities mandatorily measured and designated at FVTPL	$ 2,504
Debt securities measured at FVOCI, yield	0.90%
Later than one year and not later than five years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 2,553
Securities measured at amortized cost	42
Securities mandatorily measured and designated at FVTPL	$ 683
Debt securities measured at FVOCI, yield	0.60%
Later than one year and not later than five years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 536
Securities measured at amortized cost	1,684
Securities mandatorily measured and designated at FVTPL	$ 1,326
Debt securities measured at FVOCI, yield	1.00%
Later than one year and not later than five years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 234
Securities mandatorily measured and designated at FVTPL	102
Later than one year and not later than five years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	4,009
Securities measured at amortized cost	3,432
Securities mandatorily measured and designated at FVTPL	$ 1,920
Debt securities measured at FVOCI, yield	0.70%
Later than one year and not later than five years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 33,002
Securities mandatorily measured and designated at FVTPL	12,392
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	8,503
Total financial securities	18,297
Later than five years and not later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	303
Securities measured at amortized cost	38
Securities mandatorily measured and designated at FVTPL	$ 1,085
Debt securities measured at FVOCI, yield	0.70%
Later than five years and not later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 4,132
Securities measured at amortized cost	6,102
Securities mandatorily measured and designated at FVTPL	$ 869
Debt securities measured at FVOCI, yield	1.20%
Later than five years and not later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	$ 866
Securities mandatorily measured and designated at FVTPL	2,177
Later than five years and not later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	163
Securities measured at amortized cost	36
Securities mandatorily measured and designated at FVTPL	$ 29
Debt securities measured at FVOCI, yield	5.20%
Later than five years and not later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 181
Securities measured at amortized cost	926
Securities mandatorily measured and designated at FVTPL	$ 141
Debt securities measured at FVOCI, yield	2.40%
Later than five years and not later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 66
Securities measured at amortized cost	396
Securities mandatorily measured and designated at FVTPL	$ 76
Debt securities measured at FVOCI, yield	2.20%
Later than five years and not later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 4
Securities measured at amortized cost	139
Securities mandatorily measured and designated at FVTPL	$ 568
Debt securities measured at FVOCI, yield	2.40%
Later than five years and not later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 4,849
Securities mandatorily measured and designated at FVTPL	4,945
Later than ten years [member]
Disclosure of financial assets [line items]
Securities measured at amortized cost	1,498
Total financial securities	12,991
Later than ten years [member] | Canadian federal government [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	2,501
Later than ten years [member] | Other canadian governments [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	6,093
Later than ten years [member] | U.S. Treasury and agencies [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	646
Later than ten years [member] | Other foreign governments [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	85
Securities measured at amortized cost	381
Securities mandatorily measured and designated at FVTPL	$ 32
Debt securities measured at FVOCI, yield	5.10%
Later than ten years [member] | Mortgage backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 1,570
Securities measured at amortized cost	1,085
Securities mandatorily measured and designated at FVTPL	$ 7
Debt securities measured at FVOCI, yield	1.40%
Later than ten years [member] | Asset backed securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	$ 129
Securities measured at amortized cost	32
Securities mandatorily measured and designated at FVTPL	$ 250
Debt securities measured at FVOCI, yield	1.60%
Later than ten years [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Securities mandatorily measured and designated at FVTPL	$ 180
Later than ten years [member] | Debt securities [member]
Disclosure of financial assets [line items]
Debt securities measured at FVOCI	1,784
Securities mandatorily measured and designated at FVTPL	9,709
With no specific maturity [member]
Disclosure of financial assets [line items]
Total financial securities	28,567
With no specific maturity [member] | Corporate public equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	42
Securities mandatorily measured and designated at FVTPL	27,982
With no specific maturity [member] | Corporate private equity [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	543
With no specific maturity [member] | Other equity securities [member]
Disclosure of financial assets [line items]
Equity securities designated at FVOCI	585
Securities mandatorily measured and designated at FVTPL	$ 27,982